NATIXIS ETF TRUST

May 4, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust

(File Nos.: 333-210156 and 811-23146)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2023, for the Natixis Loomis Sayles Short Duration Income ETF, a series of Natixis ETF Trust, does not differ from that contained in Post-Effective Amendment No. 15 that was filed electronically on April 28, 2023.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/John DelPrete
John DelPrete
Assistant Secretary